UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                5/14/2010
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            76
                                         ------------
Form 13F Information Table Value Total:       299,314
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- ------- --- ---- ------- -------- ----------------
3COM CORP		      COM	        885535104      202    26376  SH       SOLE     NONE      26376
ADAMS EXPRESS CO	      COM	        006212104      154    14600  SH       SOLE     NONE      14600
ADVENT CLAYMORE CV SECS & I   COM		00764C109     1341    79833  SH       SOLE     NONE      79833
AMERICAN EXPRESS CO	      COM	        025816109      225     5448  SH       SOLE     NONE       5448
BANCROFT FUND LTD 	      COM	        059695106     1817   115232  SH       SOLE     NONE     115232
BANK OF AMERICA CORP          COM	        060505104      522    29271  SH       SOLE     NONE      29271
BERKSHIRE HATHAWAY INC DEL    CL B	        084670702      553     6800  SH       SOLE     NONE       6800
BLACKROCK CREDIT ALL INC TR   COM               092508100      815    66856  SH       SOLE     NONE      66856
BLACKROCK INSD MUN TERM TR    COM	        092474105     1989   197873  SH       SOLE     NONE     197873
BLACKROCK MUNIHLDNGS INS IN   COM	        09254P108      134    10000  SH       SOLE     NONE      10000
BLACKROCK REAL ASSET EQUITY   COM	        09254B109      218    17000  SH       SOLE     NONE      17000
BLACKROCK STRAT DIVD ACHIEV   COM               09249Y107      656    68164  SH       SOLE     NONE      68164
CHEVRON CORP NEW              COM       	166764100      889    11718  SH       SOLE     NONE      11718
CITIGROUP INC 	              COM	        172967101      375    92520  SH       SOLE     NONE      92520
CLOUGH GLOBAL OPPORTUNITIES   COM               18914E106     8193   628314  SH       SOLE     NONE     628314
COHEN & STEERS QUALITY RLTY   COM	        19247L106      197    27680  SH       SOLE     NONE      27680
DWS GLOBAL COMMODITIES STK    COM       	23338Y100     6320   756943  SH       SOLE     NONE     756943
EATON VANCE DUR INCOME FD     COM	        27828H105     2512   157867  SH       SOLE     NONE     157867
EATON VANCE SH TM DR DIVR I   COM               27828V104     2663   157121  SH       SOLE     NONE     157121
ELLSWORTH FUND LTD	      COM               289074106     7588  1109429  SH       SOLE     NONE    1109429
EXXON MOBIL CORP 	      COM	        30231G102      382     5702  SH       SOLE     NONE       5702
FIRST TR FOUR CRNRS SR FLTR   COM SHS	        33733Q107      201    15613  SH       SOLE     NONE      15613
FIRST TR/FOUR CRNRS SR FLT    COM	        33733U108     6614   502595  SH       SOLE     NONE     502595
FLUOR CORP NEW                COM	        343412102      233     5000  SH       SOLE     NONE       5000
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103    13041   912623  SH       SOLE     NONE     912623
INVESTMENT GRADE MUN INCOM    COM	        461368102     2308   159935  SH       SOLE     NONE     159935
ISHARES TR	              BARCLYS 1-3Y CR	464288646    14179   135563  SH       SOLE     NONE     135563
ISHARES TR INDEX	      BARCLYS USAGG B   464287226    14243     6145  SH       SOLE     NONE       6145
ISHARES TR INDEX 	      BARCLYS 1-3 YR	464287457     8556   102632  SH       SOLE     NONE     102632
ISHARES TR INDEX 	      MSCI EMERG MKT	464287234      313     7435  SH       SOLE     NONE       7435
ISHARES TR INDEX              S&P 100 IDX FD    464287101      640   265827  SH       SOLE     NONE     265827
JOHN BEAN TECHNOLOGIES CORP   COM	        477839104      263    15000  SH       SOLE     NONE      15000
JOHNSON & JOHNSON             COM               478160104      304     4664  SH       SOLE     NONE       4664
JPMORGAN CHASE & CO 	      COM	        46625H100      295     6600  SH       SOLE     NONE       6600
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104    18366  3874617  SH       SOLE     NONE    3874617
LIBERTY ALL-STAR GROWTH FD    COM	        529900102     1452   388134  SH       SOLE     NONE     388134
LINCOLN NATL CORP IND	      COM	        534187109      320    10416  SH       SOLE     NONE      10416
LMP CAP & INCOME FD INC       COM               50208A102    15240  1416397  SH       SOLE     NONE    1416397
LOEWS CORP	              COM	        540424108     1051    28200  SH       SOLE     NONE      28200
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108    14185  2133124  SH       SOLE     NONE    2133124
MICROSOFT CORP		      COM	        594918104      351    12000  SH       SOLE     NONE      12000
MORGAN STANLEY ASIA PAC FD    COM	        61744U106      967    63461  SH       SOLE     NONE      63461
NEW GERMANY FD INC	      COM	        644465106      171    13554  SH       SOLE     NONE      13554
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109    21677  1370248  SH       SOLE     NONE    1370248
NUVEEN CORE EQUITY ALPHA FD   COM	        67090X107      511    41381  SH       SOLE     NONE      41381
NUVEEN MULT CURR ST GV INCM   COM	        67090N109      269    17800  SH       SOLE     NONE      17800
NUVEEN MULT STRAT INC GR FD   COM SHS	        67073D102    11062  1339278  SH       SOLE     NONE    1339278
NUVEEN NY SELECT QUALTY MUN   COM	        670976109      313    22517  SH       SOLE     NONE      22517
NUVEEN PREM INCOME MUN FD 2   COM	        67063W102     3881   282440  SH       SOLE     NONE     282440
OMNIAMERICAN BANCORP INC      COM	        68216R107      787    68244  SH       SOLE     NONE      68244
PFIZER INC	              COM	        717081103      202    11792  SH       SOLE     NONE      11792
PROSHARES TR                  PSHS ULSHT SP500	74347R883     4708   151911  SH       SOLE     NONE     151911
PROVIDENT ENERGY TR 	      TR UNIT	        74386K104	80    10500  SH       SOLE     NONE      10500
PUTNAM MANAGED MUN INCM TR    COM	        746823103       99    13863  SH       SOLE     NONE      13863
PUTNAM MUN OPPORTUNITES TR    SH BEN INT	746922103     8899   773809  SH       SOLE     NONE     773809
PUTNAM PREMIER INCOME TR      SH BEN INT	746853100      113    17530  SH       SOLE     NONE      17530
REDWOOD TR INC	              COM	        758075402      213    13800  SH       SOLE     NONE      13800
ROYCE VALUE TR INC	      COM	        780910105     4151   350417  SH       SOLE     NONE     350417
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506     9413   131968  SH       SOLE     NONE     131968
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803     7591   407502  SH       SOLE     NONE     407502
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886      368    12400  SH       SOLE     NONE      12400
SPDR SERIES TRUST	      BRCLYS SHRT ETF	78464A425     1147    47862  SH       SOLE     NONE      47862
SPECIAL OPPORTUNITIES FD IN   COM	        84741T104     2450   184325  SH       SOLE     NONE     184325
SUNAMERICA FCSED ALPHA GRW    COM	        867037103    11473   790676  SH       SOLE     NONE     790676
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101     3663   256699  SH       SOLE     NONE     256699
TAIWAN GREATER CHINA FD	      SH BEN INT	874037104      363    57287  SH       SOLE     NONE      57287
TCW STRATEGIC INCOME FUND     COM	        872340104     6025  1279129  SH       SOLE     NONE    1279129
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108     2864   279139  SH       SOLE     NONE     279139
UNITED STATES OIL FUND LP     UNITS	        91232N108      322     8000  SH       SOLE     NONE       8000
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835    18329   231422  SH       SOLE     NONE     231422
WESTERN ASSET CLYM INFL OPP   COM	        95766R104      138    11700  SH       SOLE     NONE      11700
WESTERN ASSET EMRG MKT DEBT   COM	        95766A101     8902   490468  SH       SOLE     NONE     490468
WESTERN ASSET VAR RT STRGFD   COM	        957667108     3772   253996  SH       SOLE     NONE     253996
YAMANA GOLD INC	              COM	        98462Y100	99    10000  SH       SOLE     NONE      10000
ZWEIG FD 	              COM	        989834106    12202  3456796  SH       SOLE     NONE    3456796
ZWEIG TOTAL RETURN FD INC     COM	        989837109     2189   562710  SH       SOLE     NONE     562710
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